UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-9575


                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
                (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                               1601 K Street, N.W.
                             Washington, D.C.  20006


Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM  1.  SCHEDULE  OF  INVESTMENTS

Meehan Focus Fund
Schedule of Investments
July 31, 2006


                                           Share     Market      Pct.
Security                                   Quantity  Value ($)   Assets
-----------------------------------------  --------  ----------  ------

COMMON STOCK
-----------------------------------------
Consumer Discretionary
-----------------------------------------
Avon Products Inc                            10,000     289,900     0.9
Carmax Inc. *                                28,000     974,400     3.1
Diageo PLC New ADR                           22,000   1,547,040     4.9
Discovery Hldg Co. Com Ser A *                7,000      93,240     0.3
Home Depot Inc.                              23,000     798,330     2.5
International Game Technology                27,000   1,043,820     3.3
Liberty Global Inc. Com Ser A *               4,216      92,120     0.3
Liberty Global Inc. Ser C *                   4,216      89,295     0.3
Liberty Media Hldg  Corp. Cap Com Ser A *     3,500     285,635     0.9
Liberty Media Hldg  Corp. Interactive Com *  17,500     288,225     0.9
Tiffany & Co. New                             8,000     252,720     0.8
Time Warner                                  40,000     660,000     2.1
Weight Watchers Int'l, Inc.                  20,000     800,200     2.5
                                                     ----------  ------
                                                      7,214,924    22.7

Consumer Staples
-----------------------------------------
Anheuser Busch Co. Inc                       31,000   1,492,650     4.7
General Mills Inc.                           14,000     726,600     2.3
Nestle S A Reg B ADR                         11,000     897,600     2.8
Sysco Corp.                                  43,000   1,186,800     3.7
Unilever Plc ADR New                         16,200     387,018     1.2
                                                     ----------  ------
                                                      4,690,668    14.8

Energy
-----------------------------------------
Conocophillips                                3,000     205,920     0.7
Devon Energy Corp. New                       16,000   1,034,240     3.3
                                                     ----------  ------
                                                      1,240,160     3.9

Exchange Traded Funds
-----------------------------------------
Ishares MSCI Emerging Markets Fund           11,500   1,105,150     3.5

Financials
-----------------------------------------
Barclays Bank Plc ADR                        18,000     851,580     2.7
Berkshire Hathaway Inc. Cl B *                  900   2,742,300     8.6
Doral Financial Corp. *                      80,000     409,600     1.3
Fairfax Financial Holdings                    2,300     246,146     0.8
First Data Corp.                             29,000   1,184,650     3.7
Leucadia National Corp.                      28,000     770,840     2.4
MGIC Investment Corp.                        11,000     626,010     2.0
Progressive Corp. Ohio                       28,000     677,320     2.1
Wesco Financial Corp.                         1,800     711,000     2.2
                                                     ----------  ------
                                                      8,219,446    25.8

Health Care
-----------------------------------------
Biogen Idec Inc *                             6,000     252,300     0.8
Dentsply International, Inc.                 24,000     751,200     2.4
Novartis A G Spon ADR                         4,000     224,880     0.7
Pfizer Inc.                                  25,000     649,750     2.0
Teva Pharmaceutical Inds., Ltd ADR           22,000     726,660     2.3
                                                     ----------  ------
                                                      2,604,790     8.2

Industrials
-----------------------------------------
Apollo Group Inc. Cl A *                     11,000     520,520     1.6
Cendant Corp. *                              31,000     465,310     1.5
Illinois Tool Works Inc.                     16,000     731,680     2.3
                                                     ----------  ------
                                                      1,717,510     5.4

Information Technology
-----------------------------------------

Ebay Inc. *                                  10,000     240,700     0.8
Microsoft Corp.                              62,000   1,491,720     4.7
Plantronics, Inc.                             3,000      46,680     0.2
                                                     ----------  ------
                                                      1,779,100     5.6

Materials
-----------------------------------------
Deltic Timber Corp.                           4,000     197,520     0.6
Methanex Corp.                               17,483     334,275     1.1
                                                     ----------  ------
                                                        531,795     1.7

Services
-----------------------------------------
Automatic Data Processing                    29,000   1,269,040     4.0
Iron Mountain Inc. *                          4,000     164,000     0.5
                                                     ----------  ------
                                                      1,433,040     4.5

Utilities
-----------------------------------------
AES Corp. *                                  42,500     844,050     2.7
Transcanada                                  14,000     430,360     1.4
                                                     ----------  ------
                                                      1,274,410     4.0
                                                     ----------  ------
Total COMMON STOCK                                   31,810,994   100.0

SHORT-TERM INVESTMENTS
------------------------------------------
First Western Bank Collective Asset Fund                 -1,574     0.0
                                                     ----------  ------
Total SHORT-TERM INVESTMENTS                             -1,574     0.0
                                                     ----------  ------

Total Investments (Cost $27,673,087)                 31,809,420   100.1
Other Assets less Liabilities                           -18,263    -0.1
                                                     ----------  ------

Total Net Assets                                     31,791,157   100.0

* Non income-producing investments


ITEM  2.  CONTROLS  AND  PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM  3.  EXHIBITS

(a) Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    MEEHAN MUTUAL FUNDS, INC.
Date:     September 14, 2006

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President


Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     September 14, 2006

                                                     /s/ Thomas P. Meehan
                                                     --------------------
                                                     Thomas P. Meehan,
                                                     President



Date:     September 14, 2006

                                                     /s/ Paul P. Meehan
                                                     -----------------
                                                     Paul P. Meehan,
                                                     Chief Compliance Officer
                                                     and Treasurer

MEEHAN MUTUAL FUNDS, INC.
FORM N-Q
                                  CERTIFICATION
                                  -------------

I, Thomas P. Meehan, certify that:
1.     I  have  reviewed  this  report on Form N-Q of Meehan Mutual Funds, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made is not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)     [omitted];

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated:  September 14, 2006                            /s/ Thomas P. Meehan
                                                      ______________________
                                                      Thomas P. Meehan
                                                      President

MEEHAN MUTUAL FUNDS, INC.
FORM N-Q
                                  CERTIFICATION
                                  -------------

I, Paul P. Meehan, certify that:
1.     I  have  reviewed  this  report on Form N-Q of Meehan Mutual Funds, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made and is not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)     [omitted];

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Dated: September 14, 2006                         /s/ Paul P. Meehan
                                                  ______________________
                                                  Paul P. Meehan
                                                  Chief  Compliance Officer
                                                  and Treasurer